UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: October 1, 2004- March 31, 2005

Item 1. Report to Stockholders.

Semi-Annual Report
March 31, 2005

The Leuthold Funds

Leuthold Core Investment Fund

Leuthold Select Industries Fund

Grizzly Short Fund

The Leuthold Funds

Expense Example - March 31,2005 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (October 1,2004 - March 31,2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees,you will be assessed fees for outgoing wire transfers,returned checks or stop payment orders at prevailing rates charged by U.S.Bancorp Fund Services,LLC,the Funds’transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to,management fees,shareholder servicing fees,fund accounting,custody and transfer agent fees. However,the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line,together with the amount you invested,to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charge (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition,if these transactional costs were included,your costs would have been higher.

The Leuthold Funds

Expense Example Tables

Leuthold Core Investment Fund

	Beginning AccountValue October 1,2004	Ending AccountValue March 31,2005	Expenses Paid During Period* October 1,2004- March 31,2005
Actual**	$1,000.00	$1,085.70	$6.55

Hypothetical (5% return before expenses)***	1,000.00	1,018.65	6.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions,your actual cost of investment in the Fund would be $6.24.
***	Excluding dividends and interest on short positions,your hypothetical cost of investment in the Fund would be $6.04.

Leuthold Select Industries Fund

	Beginning AccountValue October 1,2004	Ending AccountValue March 31,2005	Expenses Paid During Period* October 1,2004- March 31,2005
Actual	$1,000.00	$1,156.60	$8.60

Hypothetical (5% return before expenses)	1,000.00	1,016.95	8.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Grizzly Short Fund

	Beginning AccountValue October 1,2004	Ending AccountValue March 31,2005	Expenses Paid During Period* October 1,2004- March 31,2005
Actual**	$1,000.00	$ 945.00	$14.45

Hypothetical (5% return before expenses)***	1,000.00	1,010.07	14.93

*	Expenses are equal to the Fund’s annualized expense ratio of 2.98%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions,your actual cost of investment in the Fund would be $9.07.
***	Excluding dividends and interest on short positions,your hypothetical cost of investment in the Fund would be $9.40.

The Leuthold Funds
Leuthold Core Investment Fund
Allocation of Portfolio Holdings
March 31, 2005

Leuthold Select Industries Fund
Allocation of Portfolio Holdings
March 31, 2005

The Leuthold Funds
Grizzly Short Fund
Allocation of Portfolio Holdings
March 31, 2005

Leuthold Core Investment Fund

Components of Portfolio Holdings

Common Stock		$390,737,077
Preferred Stock		$1,735,800
Investment Companies		53,815,388
Physical Industrial Metals		48,156,438
U.S.Treasury Obligations		270,546,583
Short Term Investments		12,043,373
Short Securities		66,930,892
	Total	$843,965,551

Leuthold Select Industries Fund

Components of Portfolio Holdings

Common Stock		$24,074,377
Preferred Stock		$106,557
Investment Companies		$397,525
Short Term Investments		143,178
	Total	$24,721,637

Grizzly Short Fund

Components of Portfolio Holdings

Short Securities		$31,319,364
Short Term Investments		1,499,348
	Total	$32,818,712

The Leuthold Funds
Statements of Assets and Liabilities
March 31,2005
(Unaudited)
	Leuthold Core	Leuthold Select	Grizzly
	Investment Fund	Industries Fund	Short Fund
ASSETS:
Investments,at value (cost $698,178,827,
$20,241,696 and $1,499,348,respectively)	$777,034,659	$24,721,637	1,499,348
Cash	119,169	19,945	—
Receivable for fund shares sold	6,863,731	87,831	920,731
Receivable for investments sold	—	—	2,120,371
Deposit for short sales	13,894,516	—	24,812,184
Receivable from broker for proceeds on securities sold short	—	—	34,523,231
Interest receivable	2,817,867	375	2,692
Dividends receivable	392,014	27,685	—
Other receivables	—	—	18,255
Other assets	115,509	8,486	10,190
Total Assets	801,237,465	24,865,959	63,907,002
LIABILITIES:
Securities sold short,at market value
(proceeds $66,774,355,$0 and $32,402,860,respectively)	66,930,892	—	31,319,364
Payable for investments purchased	—	—	773,363
Payable for fund shares purchased	629,334	212,959	30,278
Payable to Adviser	540,159	22,896	29,685
Dividends payable	—	—	25,673
Accrued expenses and other liabilities	281,424	27,830	22,344
Total Liabilities	68,381,809	263,685	32,200,707
NET ASSETS	$732,855,656	$24,602,274	$31,706,295

NET ASSETS CONSIST OF:
Capital stock	$632,773,588	$20,726,741	$39,310,372
Accumulated net investment income/(loss)	38,201	(21,311)	2,727
Accumulated net realized gain/(loss) on investments	21,344,572	(583,097)	(8,690,300)
Net unrealized appreciation on
investments and short positions	78,699,295	4,479,941	1,083,496
Total Net Assets	$732,855,656	$24,602,274	$31,706,295

Shares outstanding (1,000,000,000
shares of $.0001 par value authorized)	45,420,336	1,735,434	4,444,986
Net Asset Value,Redemption
Price and Offering Price Per Share	$16.13	$14.18	$7.13

See notes to the financial statements.

The Leuthold Funds

Statements of Operations
For the Six Months Ended
March 31,2005
(Unaudited)
	Leuthold Core	Leuthold Select	Grizzly
	Investment Fund	Industries Fund	Short Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld
of $15,111,$862,and $0,respectively)	$3,647,520	$154,619	$ —
Interest income	1,161,387	2,633	386,728
Total investment income	4,808,907	157,252	386,728
EXPENSES:
Investment advisory fee	2,662,695	105,416	140,157
Administration fee	221,815	14,924	14,909
Transfer agent fees and expenses	66,461	3,535	2,735
Legal fees	21,018	925	850
Audit fees	32,780	940	1,062
Fund accounting fees and expenses	48,980	15,947	19,831
Custody fees	59,687	1,940	2,092
Shareholder servicing fees and expenses	295,855	10,541	11,213
Federal and state registration	37,154	11,922	13,804
Reports to shareholders	32,575	2,017	2,261
Directors’fees and expenses	12,045	424	364
Other	62,366	728	713
Total expenses before dividends and interest on short positions	3,553,431	169,259	209,991
Dividends and interest on short positions	190,981	—	124,625
Expenses waived by the Adviser	—	(594)	—
Total expenses	3,744,412	168,665	334,616
NET INVESTMENT INCOME/(LOSS)	1,064,495	(11,413)	52,112
REALIZED AND UNREALIZED GAINS/(LOSSES)
ON INVESTMENTS AND SHORT POSITIONS:
Net realized gain (loss) on:
Investments	19,560,045	997,826	—
Investment Companies	7,704,220	9,058	—
Short positions	(5,300,797)	—	(1,439,779)
Net unrealized appreciation/(depreciation) during the period on:
Investments	24,289,202	1,878,502	—
Investment Companies	(1,209,806)	—	—
Short positions	(204,836)	—	316,926
Net realized and unrealized gain/(loss)
on investments and short positions	44,838,028	2,885,386	(1,122,853)
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$45,902,523	$2,873,973	$ (1,070,741)

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,2005	September 30,2004
	(Unaudited)
OPERATIONS:
Net investment income/(loss)	$1,064,495	$ (149,406)
Net realized gain on investments
and short positions	21,963,468	45,025,118
Net unrealized appreciation
on investments and short positions during the period	22,874,560	10,878,653
Net increase in net assets from operations	45,902,523	55,754,365
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(947,779)	—
From net realized gains	(22,205,065)	—
Distributions in excess of net investment income	—	(1,375,265)
Total distributions	(23,152,844)	(1,375,265)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	249,086,429	356,586,660
Proceeds from shares issued to holders in
reinvestment of dividends	22,066,528	1,311,149
Cost of shares redeemed	(72,502,343)	(218,424,742)
Net increase in net assets from capital share transactions	198,650,614	139,473,067
TOTAL INCREASE IN NET ASSETS:	221,400,293	193,852,167
NET ASSETS
Beginning of period	511,455,363	317,603,196
End of period (including accumulated
net investment income of $38,201
and $56,786,respectively)	$732,855,656	$ 511,455,363

CHANGES IN SHARES OUTSTANDING:
Shares sold	15,595,369	23,776,833
Shares issued to holders in reinvestment of dividends	1,411,367	85,640
Shares redeemed	(4,595,183)	(14,579,563)
Net increase	12,411,553	9,282,910

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,2005	September 30,2004
	(Unaudited)
OPERATIONS:
Net investment loss	$(11,413)	$ (220,013)
Net realized gain on investments	1,006,884	4,378,271
Net unrealized appreciation/(depreciation)
on investments during the period	1,878,502	(974,846)
Net increase in net assets from operations	2,873,973	3,183,412
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,991,113	22,154,402
Cost of shares redeemed	(12,038,993)	(21,777,041)
Net increase in net assets from capital share transactions	952,120	377,361
TOTAL INCREASE IN NET ASSETS:	3,826,093	3,560,773
NET ASSETS
Beginning of period	20,776,181	17,215,408
End of period (including accumulated
net investment loss of $(21,311)
and $0,respectively)	$24,602,274	$20,776,181

CHANGES IN SHARES OUTSTANDING:
Shares sold	934,466	1,846,812
Shares redeemed	(893,167)	(1,807,710)
Net increase	41,299	39,102

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,2005	September 30,2004
	(Unaudited)
OPERATIONS:
Net investment income/(loss)	$ 52,112	$ (410,794)
Net realized loss on short positions	(1,439,779)	(3,839,386)
Net unrealized appreciation
on short positions during the period	316,926	292,836
Net decrease in net assets from operations	(1,070,741)	(3,957,344)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	(49,385)	—
Return of capital	—	—
Total distributions	(49,385)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,823,588	51,376,204
Proceeds from shares issued to holders in
reinvestment of dividends	37,926	—
Cost of shares redeemed	(35,789,954)	(47,996,737)
Net increase in net assets from capital
share transactions	11,071,560	3,379,467

TOTAL INCREASE/(DECREASE) IN NET ASSETS:	9,951,434	(577,877)

NET ASSETS
Beginning of period	21,754,861	22,332,738
End of period (including accumulated
net investment income of $2,727
and $0,respectively)	$ 31,706,295	$ 21,754,861

CHANGES IN SHARES OUTSTANDING:
Shares sold	6,675,543	6,478,560
Shares issued to holders in reinvestment of dividends	5,441	—
Shares redeemed	(5,114,986)	(6,101,106)
Net increase	1,565,998	377,454

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Financial Highlights
	Six Months Ended			Years ended September 30,
	March 31,2005		2004	2003	2002	2001	2000
		(Unaudited)
Per Share Data:
Net asset value,
beginning of period		$15.49	$13.39	$9.95	$10.92	$12.74	$11.12
Income/(loss) from
investment operations:
Net investment income(1)		0.02	—	0.09	0.20	0.38	0.52
Net realized and unrealized
gains/(losses) on investments
and short positions		1.28	2.15	3.44	(0.97)	(1.09)	1.75
Total from investment
operations		1.30	2.15	3.53	(0.77)	(0.71)	2.27
Less distributions:
From net investment income		(0.02)	(0.05)	(0.09)	(0.20)	(0.37)	(0.51)
In excess of net
investment income		—	—	—	—	(0.01)	—
From net realized gains		(0.64)	—	—	—	(0.73)	(0.14)
Total distributions		(0.66)	(0.05)	(0.09)	(0.20)	(1.11)	(0.65)
Net asset value,end of period		$16.13	$15.49	$13.39	$9.95	$10.92	$12.74
Total return		8.57%(5)	16.03%	35.60%	-7.21%	-6.16%	20.98%
Supplemental data and ratios:
Net assets,end of period	$732,855,656 $511,455,363			$317,603,196	$116,363,247	$116,712,715	$87,074,651
Ratio of expenses to
average net assets:
Before expense reimbursement	(2)	1.26%(6)	1.37%	1.31%	1.25%	1.25%	1.36%
After expense reimbursement(2)		1.26%(6)	1.37%	1.31%	1.25%	1.25%	1.35%
Ratio of net investment
income/(loss) to average net assets:
Before expense reimbursement	(3)	0.42%(6)	-0.03%	0.71%	1.85%	3.00%	4.53%
After expense reimbursement(3)		0.42%(6)	-0.03%	0.71%	1.85%	3.00%	4.54%
Portfolio turnover rate(4)		56.64%	132.96%	89.59%	132.77%	122.21%	129.74%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	The ratio of expenses to average net assets include dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.20% and 1.20%,respectively,for the six months ended March 31,2005, 1.21% and 1.21%,respectively,for the year ended September 30,2004,1.21% and 1.21%,respectively,for the year ended September 30,2003, 1.21% and 1.21%,respectively, for the year ended September 30,2002,1.24% and 1.24%,respectively,for the year ended September 30,2001, 1.26% and 1.25%,respectively,for the year ended September 30,2000.
(3)	The net investment income/(loss) ratios include dividends on short positions.
(4)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(5)	Not annualized.
(6)	Annualized.

See notes to the financial statements.

The Leuthold Funds
Leuthold Select Industries Fund
Financial Highlights
						June 19,
						2000(1)
						through
	Six Months Ended		Years ended September 30,			September 30,
	March 31,2005	2004	2003	2002	2001	2000
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$12.26	$10.40	$7.50	$9.96	$11.96	$10.00
Income from
investment operations:
Net investment loss(2)	(0.01)	(0.13)	(0.11)	(0.15)	(0.06)	(0.01)
Net realized and unrealized
gains/(losses) on investments	1.93	1.99	3.01	(2.31)	(1.94)	1.97
Total from investment
operations	1.92	1.86	2.90	(2.46)	(2.00)	1.96
Less distributions:
From net investment income	—	—	—	—	— (3)	—
Total distributions	—	—	—	—	—	—
Net asset value,end of period	$14.18	$12.26	$10.40	$7.50	$9.96	$11.96
Total return	15.66%(4)	17.88%	38.67%(6)	-24.70%	-16.72%	19.60%(4)
Supplemental data and ratios:
Net assets,end of period	$24,602,274	$20,776,181	$17,215,408	$10,141,948	$13,883,463	$2,314,133
Ratio of expenses to
average net assets:
Before expense
reimbursement or recovery	1.60%(5)	1.63%	1.80%	1.90%	2.22%	15.98%(5)
After expense
reimbursement or recovery	1.60%(5)	1.72%	1.95%	1.95%	1.95%	1.95%(5)
Ratio of net investment
loss to average net assets:
Before expense
reimbursement or recovery	-0.11%(5)	-0.94%	-1.41%	-1.17%	-1.08%	-14.57%(5)
After expense
reimbursement or recovery	-0.11%(5)	-1.03%	-1.56%	-1.22%	-0.81%	-0.54%(5)
Portfolio turnover rate	84.79%	165.86%	184.71%	383.66%	127.32%	27.11%(4)

(1)	Commencement of operations.
(2)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Less than one cent per share
(4)	Not annualized.
(5)	Annualized.
(6)	As described in Note 3 to the financial statements,during the year ended September 30,2003,the Fund incurred certain losses as a result of a trading error. The Investment Adviser reimbursed the Fund for the amount of the loss which impacted the total return by 0.27%.

See notes to the financial statements.

The Leuthold Funds
Grizzly Short Fund
Financial Highlights
						June 19,
						2000(1)
						through
	Six Months Ended		Years ended September 30,			September 30,
	March 31,2005	2004	2003	2002	2001	2000
	(Unaudited)
Per Share Data:
Net asset value,beginning of period	$7.56	$8.93	$14.17	$14.74	$11.01	$10.00
Income from investment operations:
Net investment income/(loss)(2)	0.01	(0.14)	(0.13)	(0.05)	0.58	0.14
Net realized and unrealized
gains/(losses) on short positions	(0.43)	(1.23)	(3.76)	0.67	5.57	1.00
Total from investment operations	(0.42)	(1.37)	(3.89)	0.62	6.15	1.14
Less distributions:
From net investment income	(0.01)	—	—	(0.03)	(0.58)	(0.13)
From net realized gains	—	—	(1.25)	(1.16)	(1.84)	—
Return of capital	—	—	(0.10)	—	—	—
Total distributions	(0.01)	—	(1.35)	(1.19)	(2.42)	(0.13)
Net asset value,end of period	$7.13	$7.56	$8.93	$14.17	$14.74	$11.01
Total return	-5.50%(3)	-15.34%	-29.68%	5.80%	67.79%	11.40%(3)
Supplemental data and ratios:
Net assets,end of period	$31,706,295	$21,754,861	$22,332,738	$32,049,740	$19,986,043	$2,343,978
Ratio of expenses to
average net assets:
Before expense
reimbursement or recovery(5)	2.98%(4)	3.60%	3.49%	2.85%	3.92%	16.28%(4)
After expense
reimbursement or recovery(5)	2.98%(4)	3.60%	3.61%	3.37%	2.96%	2.75%(4)
Ratio of net investment
income/(loss) to average net assets:
Before expense
reimbursement or recovery(6)	1.58%(4)	-2.31%	-1.75%	-0.17%	3.79%	-5.00%(4)
After expense
reimbursement or recovery(6)	1.58%(4)	-2.31%	-1.87%	-0.69%	4.75%	8.53%(4)
Portfolio turnover rate(7)	0%	0%	0%	0%	0%	0%

(1)	Commencement of operations.
(2)	Net investment income/(loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	The ratio of expenses to average net assets include dividends on short positions. The before expense reimbursement or recovery and after expense reimbursement or recovery ratios excluding dividends on short positions were 1.87% and 1.87%,respectively,for the six months ended March 31, 2005. 2.12% and 2.12%,respectively,for the year ended September 30,2004,1.95% and 2.07%,respectively,for the year ended September 30, 2003,1.98% and 2.50%,respectively,for the year ended September 30,2002,3.46% and 2.50% respectively,for the year ended September 30, 2001,and 16.05% and 2.50%,respectively,for the period ended September 30,2000.
(6)	The net investment income/(loss) ratios include dividends on short positions.
(7)	The portfolio turnover ratios exclude purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments
March 31, 2005
(Unaudited)
		Market
	Shares	Value
COMMON STOCKS 53.3%
Aerospace & Defense 1.6%
Lockheed Martin Corp.	96,672	$5,902,792
Raytheon Co.	158,878	6,148,579
		12,051,371
Beverages 1.2%
Brown-Forman Corp.,Class B	21,644	1,185,009
Constellation Brands, Inc.,Class A (a)	80,855	4,274,804
Diageo PLC ADR	56,337	3,205,575
		8,665,388
Chemicals 1.4%
Agrium,Inc.(b)	86,979	1,587,367
Monsanto Co.	69,616	4,490,232
Potash Corp of Saskatchewan (b)	37,212	3,256,422
Terra Industries,Inc.(a)	153,924	1,194,450
		10,528,471
Computers & Peripherals 4.2%
Applied Films Corp.(a)	52,580	1,215,649
Avid Technology,Inc.(a)	42,347	2,291,820
EMC Corp.(a)	323,229	3,982,181
Maxtor Corp.(a)	369,430	1,965,368
M-Systems Flash Disk Pioneers (a)(b)	173,298	3,819,488
Network Appliance,Inc.(a)	136,398	3,772,769
SanDisk Corp.(a)	152,235	4,232,133
Seagate Technology (a)(b)	113,858	2,225,924
Storage Technology Corp.(a)	128,719	3,964,545
Western Digital Corp.(a)	258,663	3,297,953
		30,767,830

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments
March 31, 2005
(Unaudited)
		Market
	Shares	Value
Electric Utilities 3.3%
Centerpoint Energy,Inc.	529,102	$6,365,097
Cleco Corp.	54,160	1,153,608
DPL,Inc.	280,650	7,016,250
PPL Corp.	117,449	6,341,071
TECO Energy,Inc.	195,001	3,057,616
		23,933,642
Food & Staples Retailing 0.5%
NeighborCare,Inc.(a)	133,300	3,899,025
Food Products 1.9%
Archer-Daniels-Midland Co.	261,224	6,420,886
Bunge Ltd.(b)	93,495	5,037,511
Corn Products International,Inc.	53,457	1,389,347
Fresh Del Monte Produce,Inc.(b)	26,371	804,843
		13,652,587
Health Care Equipment & Supplies 0.8%
Diagnostic Products Corp.	119,850	788,755
Health Care Providers & Services 5.3%
American Healthways,Inc.(a)	162,707	5,372,585
Caremark Rx,Inc.(a)	69,865	2,779,230
Cerner Corp.(a)	160,200	8,412,102
DaVita,Inc.(a)	79,379	3,322,011
IMS Health,Inc.	135,776	3,311,577
Laboratory Corp Of America Holdings (a)	130,491	6,289,666
McKesson Corp.	88,514	3,341,403
Pediatrix Medical Group,Inc.(a)	68,898	4,725,714
RehabCare Group,Inc.(a)	43,353	1,244,665
		38,798,953

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2005
(Unaudited)
	Market
	Shares	Value
Insurance 5.5%
Lincoln National Corp.	93,037	$4,199,690
Manulife Financial Corp.(b)	168,967	8,096,899
Metlife,Inc.	264,678	10,348,910
Protective Life Corp.	52,840	2,076,612
Prudential Financial,Inc.	275,077	15,789,420
	40,511,531
Leisure Equipment & Products 1.0%
Eastman Kodak Co.	231,520	7,535,976
Metals & Mining13.4%
AK Steel Holding Corp.(a)	421,155	4,657,974
BHP Billiton Ltd.ADR	795,835	22,267,463
Carpenter Technology	63,705	3,784,714
Cia Siderurgica Nacional SA ADR	110,724	2,668,448
Cleveland-Cliffs,Inc.	82,269	5,994,942
Commercial Metals Co.	86,704	2,938,399
Hecla Mining Co.(a)	412,389	2,259,892
Inco Ltd.(a)(b)	308,308	12,270,659
Nucor Corp.	118,131	6,799,620
Phelps Dodge Corp.	101,310	10,306,266
POSCO ADR	86,723	4,280,647
Quanex Corp.	50,318	2,682,956
Rio Tinto PLC ADR	91,270	11,842,283
Southern Peru Copper Corp.(b)	66,298	3,676,887
Western Silver Corp.(a)(b)	163,510	1,492,846
		97,923,996
Multi-Utilities & Unregulated Power 5.2%
The AES Corp.(a)	816,971	13,381,985
Dynegy,Inc.,Class A (a)	1,581,223	6,182,582

Oneok,Inc.	362,311	11,166,425

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2005
(Unaudited)
		Market
	Shares	Value
Multi-Utilities &
Unregulated Power 5.2% (Continued)
Reliant Energy,Inc.(a)	658,250	$7,490,885
		38,221,877
Oil & Gas 8.0%
Burlington Resources,Inc.	118,920	5,954,324
Chesapeake Energy Corp.	227,449	4,990,231
El Paso Corp.	287,211	3,038,692
Marathon Oil Corp.	74,335	3,487,798
Newfield Exploration Co.(a)	60,046	4,459,016
Noble Energy,Inc.	64,008	4,353,824
Plains Exploration & Production Co.(a)	94,512	3,298,469
Southwestern Energy Co.(a)	40,952	2,324,436
Teekay Shipping Corp.(b)	96,192	4,323,830
Ultra Petroleum Corp.(a)(b)	62,567	3,178,404
Williams Cos,Inc.	609,576	11,466,125
XTO Energy,Inc.	230,893	7,582,526
		58,457,675
Total Common Stocks
(Cost $322,547,043)		390,737,077
	Tons
PHYSICAL INDUSTRIAL METALS 6.6%
Physical Metals 0.9%
Antimony (a)	130	403,784
Manganese (a)	229	372,125
		775,909
	Pounds
Cobalt Falconbridge
Cathodes (a)	19,290	330,349
Molybdenum (a)	13,007	448,750
		779,099

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2005
(Unaudited)
		Market
	Kilograms	Value
Physical Metals 0.9% (Continued)
Indium (a)	412	$428,480
		428,480
	Ounces
Palladium (a)	7,328	1,476,592
Silver (a)	451,400	3,229,767
		4,706,359
	Tons
Prepaid Forward Contracts 5.7%
Aluminum,12/05 (a)	750	1,421,250
Aluminum,3/06 (a)	5,625	10,445,625
Copper,12/05 (a)	225	685,800
Copper,3/06 (a)	3,700	10,948,300
Lead,4/05 (a)	2,450	2,495,325
Nickel,12/05 (a)	42	627,900
Nickel,3/06 (a)	396	5,747,940
Tin,3/06 (a)	345	2,763,795
Zinc,3/06 (a)	4,575	6,330,656
		41,466,591
Total Physical Industrial Metals
(Cost $44,895,653)		48,156,438
	Shares
PREFERRED STOCKS 0.2%
Metals & Mining 0.2%
Gerdau SA ADR	105,200	1,735,800
Total Preferred Stocks
(Cost $1,831,299)		1,735,800

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2005
(Unaudited)
	Principal	Market
	Amount	Value
U.S.TREASURY OBLIGATIONS 36.9%
U.S.Treasury Note,
2.625% due 05/15/2008	$281,636,000	$ 270,546,583

Total U.S.Treasury
Obligations
(Cost $272,265,019)		270,546,583

	Shares
INVESTMENT COMPANIES 7.3%
Emerging Country Funds 5.6%
Asia Tigers Fund,Inc.(a)	11,239	128,349
The Brazil Fund Inc.	13,416	453,863
The Brazilian Equity Fund Inc.	2,000	18,620
Delaware Pooled Trust - The Emerging Markets Portfolio	204,135	3,066,113
The Greater China Fund Inc.	6,000	94,500
ING Russia Fund	170,152	4,250,402
iShares MSCI Brazil Index Fund	138,004	3,143,731
iShares MSCI Emerging Markets Index Fund (a)	10,078	2,043,818
iShares S&P Latin America Fund	26,218	2,144,108
iShares MSCI Malaysia Index Fund	190,392	1,292,762
iShares MSCI South Africa Fund	7,605	557,827
iShares MSCI Taiwan
Index Fund	162,662	1,883,626
Korea Equity Fund,Inc.(a)	7,200	47,880
The Korea Fund Inc.	65,464	1,724,977

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2005
(Unaudited)
		Market
	Shares	Value
Emerging Country Funds 5.6% (Continued)
Latin American Discovery
Fund,Inc.	5,300	96,725
Matthews China Fund	605,184	8,696,500
Matthews Korea Fund	1,173,201	5,162,084
Nicholas-Applegate
Emerging Markets Fund (a)	199,531	2,538,040
The Singapore Fund Inc.	1,600	13,968
US Global Investors
Accolade Funds - Eastern
European Fund	131,162	4,101,438
		41,459,331
Exchange Traded Funds 1.7%
DIAMONDS Trust Series I	29,286	3,074,445
Nasdaq-100 Index
Tracking Stock	84,684	3,095,200
SPDR Trust Series 1	52,445	6,186,412
		12,356,057
Total Investment Companies
(Cost $44,596,440)		53,815,388

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2005
(Unaudited)
	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS1.7%
Variable Rate Demand Notes 1.7%
American Family Demand Note
1.45%	$798,000	$798,000
U.S.Bank,N.A.
2.60%	10,884,373	10,884,373
Wisconsin Corporate
Central Credit Union
2.52%	361,000	361,000
		12,043,373
Total Short-Term Investments
(Cost $12,043,373)		12,043,373
Total Investments 106.0%
(Cost $698,178,827)	777,034,659
Liabilities in Excess
of Other Assets (6.0)%		(44,179,003)
Total Net Assets 100.0%		$732,855,656

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non Income Producing
(b) Foreign Issued Security

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Securities Sold Short
March 31, 2005
(Unaudited)
	Principal	Market
	Amount	Value
U.S.TREASURY OBLIGATIONS 9.1%
U.S.Treasury Bond,
0.00%,due 11/15/2015	$40,588,000	$24,753,485
U.S.Treasury Bond,
0.00%,due 8/15/2025	116,040,000	42,177,407
Total U.S.Treasury
Obligations
(Cost $66,774,355)		$66,930,892
Total Securities Sold Short 9.1%
(Proceeds $66,774,355)		$66,930,892

Percentages are stated as a percent of net assets.

See notes to the financial statements.

The Leuthold Funds
Leuthold Select Industries Fund
Schedule of Investments
March 31, 2005
(Unaudited)
		Market
	Shares	Value
COMMON STOCKS 97.9%
Aerospace & Defense 2.9%
Lockheed Martin Corp.	5,823	$355,552
Raytheon Co.	9,483	366,992
		722,544
Beverages 2.3%
Brown-Forman Corp.,Class B	1,405	76,924
Constellation Brands,
Inc.,Class A (a)	5,201	274,977
Diageo PLC ADR	3,568	203,019
		554,920
Chemicals 2.7%
Agrium,Inc.(b)	5,645	103,021
Monsanto Co.	4,346	280,317
Potash Corp
of Saskatchewan (b)	2,301	201,361
Terra Industries,Inc.(a)	9,369	72,703
		657,402
Computers & Peripherals 7.8%
Applied Films Corp.(a)	3,414	78,932
Avid Technology,Inc.(a)	2,673	144,663
EMC Corp.(a)	20,178	248,593
Maxtor Corp.(a)	23,055	122,653
M-Systems Flash Disk Pioneers (a)(b)	10,815	238,363
Network Appliance,Inc.(a)	8,513	235,469
SanDisk Corp.(a)	9,503	264,183
Seagate Technology (a)(b)	7,107	138,942
Storage Technology Corp.(a)	8,033	247,416
Western Digital Corp.(a)	15,880	202,470
		1,921,684

See notes to the financial statements.

The Leuthold Funds
Leuthold Select Industries Fund
Schedule of Investments
March 31, 2005
(Unaudited)
		Market
	Shares	Value
Electric Utilities 4.2%
Cleco Corp.	3,135	$66,775
DPL,Inc.	16,204	405,100
PPL Corp.	6,949	375,177
TECO Energy, Inc.	12,356	193,742
		1,040,794
Food & Staples Retailing 0.9%
NeighborCare,Inc.(a)	7,916	231,543
Food Products 3.3%
Archer-Daniels-Midland Co.	15,369	377,770
Bunge Ltd.(b)	5,603	301,890
Corn Products International,Inc.	3,288	85,455
Fresh Del Monte Produce,Inc.(b)	1,541	47,031
		812,146
Health Care Equipment & Supplies 1.4%
Diagnostic Products Corp.	6,929	334,671
Health Care Providers & Services 12.3%
American Healthways,Inc.(a)	10,276	339,313
Caremark Rx,Inc.(a)	4,412	175,509
Cerner Corp.(a)	9,517	499,738
DaVita,Inc.(a)	4,416	184,810
IMS Health,Inc.	8,393	204,705
Laboratory Corp Of America Holdings (a)	8,242	397,264
McKesson Corp.	5,473	206,606
Pacificare Health Systems (a)	11,105	632,097
Pediatrix Medical Group,Inc.(a)	4,436	304,265
RehabCare Group,Inc.(a)	2,565	73,641
		3,017,948

See notes to the financial statements.

The Leuthold Funds
Leuthold Select Industries Fund
Schedule of Investments (Continued)
March 31, 2005
(Unaudited)
		Market
	Shares	Value
Insurance 10.1%
Lincoln National Corp.	5,894	$266,055
Manulife Financial Corp.(b)	9,983	478,385
Metlife,Inc.	15,628	611,055
Protective Life Corp.	3,318	130,398
Prudential Financial,Inc.	17,430	1,000,482
		2,486,375
Leisure Equipment & Products 1.9%
Eastman Kodak Co.	14,655	477,020
Metals & Mining 24.2%
AK Steel Holding Corp.(a)	25,846	285,857
BHP Billiton Ltd.ADR	45,792	1,281,260
Carpenter Technology	4,036	239,779
Cia Siderurgica Nacional SA ADR	6,800	163,880
Cleveland-Cliffs,Inc.	5,214	379,944
Commercial Metals Co.	4,901	166,095
Hecla Mining Co.(a)	24,459	134,035
Inco Ltd.(a)(b)	19,472	774,986
Nucor Corp.	7,484	430,779
Phelps Dodge Corp.	6,398	650,869
POSCO ADR	5,494	271,184
Quanex Corp.	3,135	167,158
Rio Tinto PLC ADR	5,256	681,966
Southern Peru Copper Corp.(b)	4,188	232,266
Western Silver Corp.(a)(b)	10,323	94,249
		5,954,307
Multi-Utilities & Unregulated Power 9.4%
The AES Corp.(a)	48,541	795,102
Dynegy,Inc.,Class A (a)	91,330	357,100
Oneok,Inc.	22,047	679,489
Reliant Energy,Inc.(a)	41,709	474,648
		2,306,339

See notes to the financial statements.

The Leuthold Funds
Leuthold Select Industries Fund
Schedule of Investments (Continued)
March 31, 2005
(Unaudited)
		Market
	Shares	Value
Oil & Gas 14.5%
Burlington Resources,Inc.	7,669	$383,987
Chesapeake Energy Corp.	13,444	294,961
El Paso Corp.	18,140	191,921
Marathon Oil Corp.	4,603	215,973
Newfield Exploration Co.(a)	3,548	263,475
Noble Energy,Inc.	3,790	257,796
Plains Exploration & Production Co.(a)	5,589	195,056
Southwestern Energy Co.(a)	2,516	142,808
Teekay Shipping Corp.(b)	6,042	271,588
Ultra Petroleum Corp.(a)(b)	3,874	196,799
Williams Cos,Inc.	36,219	681,279
XTO Energy,Inc.	14,039	461,041
		3,556,684
Total Common Stocks
(Cost $19,585,302)		24,074,377
PREFERRED STOCKS 0.4%
Metals & Mining 0.4%
Gerdau SA ADR	6,458	106,557
Total Preferred Stocks
(Cost $110,140)		106,557
INVESTMENT COMPANIES 1.6%
Exchange-Traded Funds 1.6%
SPDR Trust Series 1	3,370	397,525
Total Investment Companies
(Cost $403,077)		397,525

See notes to the financial statements.

The Leuthold Funds
Leuthold Select Industries Fund
Schedule of Investments (Continued)
March 31, 2005
(Unaudited)
	Principal	Market
	Amount	Value
SHORT TERM INVESTMENTS 0.6%
Variable Rate Demand Notes 0.6%
U.S.Bank,N.A.
2.60%	$143,178	$143,178
Total Short Term Investments
(Cost $143,177)		143,178
Total Investments 100.5%
(Cost $20,241,696)	24,721,637
Liabilities in Excess
of Other Assets (0.5)%		(119,363)
Total Net Assets 100.0%		$24,602,274

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non Income Producing
(b) Foreign Issued Security

See notes to the financial statements.

The Leuthold Funds
Grizzly Short Fund
Schedule of Investments
March 31, 2005
(Unaudited)
	Principal	Market
	Amount	Value
SHORT TERM INVESTMENTS 4.7%
Variable Rate Demand Notes 4.7%
American Family
Demand Note
2.4663%	$250,000	$250,000
U.S.Bank,N.A.
2.60%	999,348	999,348
Wisconsin Corporate
Central Credit Union
2.52%	250,000	250,000
		1,499,348
Total Short Term Investments
(Cost $1,499,348)		1,499,348
Total Investments
(Cost $1,499,348) 4.7%		1,499,348
Other Assets in Excess
of Liabilities 95.3%		30,206,947
Total Net Assets 100.0%		$31,706,295

Percentages are stated as a percent of net assets.

See notes to the financial statements.

The Leuthold Funds
Grizzly Short Fund
Securities Sold Short
March 31, 2005
(Unaudited)
		Market
	Shares	Value
COMMON STOCKS 94.9%
Airlines 3.2%
JetBlue Airways Corp.	23,169	$441,138
Southwest Airlines Co.	39,757	566,140
		1,007,278
Auto Components 2.8%
Gentex Corp.	16,938	540,322
Visteon Corp.	62,483	356,778
		897,100
Beverages 5.2%
Coca-Cola Enterprises,Inc.	25,107	515,196
Cott Corp.	20,610	499,380
Pepsi Bottling Group,Inc.	23,005	640,689
		1,655,265
Biotechnology 4.6%
Alkermes,Inc.	36,250	376,275
Cephalon,Inc.	11,812	553,156
Medimmune,Inc.	22,436	534,201
		1,463,632
Capital Markets 3.4%
Knight Trading Group,Inc.	58,064	559,737
State Street Corp.	11,553	505,097
		1,064,834
Commercial Banks 1.9%
M&T Bank Corp.	5,895	601,644
Commercial Services & Supplies 8.6%
Allied Waste Industries,Inc.	71,317	521,327
Cendant Corp.	26,487	544,043
Deluxe Corp.	13,703	546,202
Waste Connections,Inc.	16,651	578,622
Waste Management,Inc.	18,815	542,813
		2,733,007

See notes to the financial statements.

The Leuthold Funds
Grizzly Short Fund
Securities Sold Short
March 31, 2005
(Unaudited)

		Market
	Shares	Value
Communications Equipment 4.1%
Corning,Inc.	57,850	$643,871
Juniper Networks,Inc.	30,034	662,550
		1,306,421
Containers & Packaging 4.0%
Packaging Corp of America	30,590	743,031
Smurfit-Stone
Container Corp.	34,866	539,377
		1,282,408
Electronic Equipment & Instruments 1.7%
National Instruments Corp.	19,466	526,555
Insurance 5.8%
AON Corp.	31,527	720,077
Arthur J.Gallagher & Co.	18,222	524,793
Hilb Rogal & Hobbs Co.	16,546	592,347
		1,837,217
Internet Software & Services 4.2%
Akamai Technologies,Inc.	46,366	590,239
VeriSign,Inc.	25,370	728,119
		1,318,358
IT Services 2.2%
Iron Mountain,Inc.	24,570	708,599
Machinery 2.0%
SPX Corp.	14,881	644,050
Media 12.4%
Cumulus Media,Inc.	12,147	173,095
The DIRECTV Group Inc.	33,622	484,829
Dow Jones & Co,Inc.	12,182	455,242
Interpublic Group of Companies,Inc.	46,444	570,332
Knight-Ridder,Inc.	7,852	528,047
Lamar Advertising Co.	15,692	632,231

See notes to the financial statements.

The Leuthold Funds
Grizzly Short Fund
Securities Sold Short
March 31, 2005
(Unaudited)
		Market
	Shares	Value
Media 12.4% (Continued)
Regal Entertainment Group	26,269	$552,437
Time Warner,Inc.	31,351	550,210
		3,946,423
Paper & Forest Products 1.8%
Bowater,Inc.	1,099	41,399
International Paper Co.	14,171	521,351
		562,750
Pharmaceutical Preparations 3.8%
Amylin
Pharmaceuticals,Inc.	24,981	436,918
Endo Pharmaceuticals
Hldgs,Inc.	33,330	751,591
		1,188,509
Pharmaceuticals 7.2%
MGI Pharma,Inc.	25,323	639,912
Nektar Therapeutics	30,531	425,602
Sepracor,Inc.	10,713	615,034
Valeant Pharmaceuticals International	26,587	598,739
		2,279,287
Real Estate 3.9%
Federal Realty Invs Trust	12,534	606,019
Host Marriott Corp.	38,336	634,844
		1,240,863
Semiconductor &
Semiconductor Equipment 4.5%
Advanced Micro
Devices,Inc.	44,914	724,014
Intel Corp.	30,905	717,923
		1,441,937

See notes to the financial statements.

The Leuthold Funds
Grizzly Short Fund
Securities Sold Short
March 31, 2005
(Unaudited)
		Market
	Shares	Value
Software 1.9%
Cadence Design Systems,Inc.	40,494	$605,385
Specialty Retail 2.1%
Blockbuster,Inc.	74,416	657,093
Wireless Telecommunication Services 3.6%
American Tower Corp. Class A	31,098	566,916
Telephone & Data Systems,Inc.	6,881	561,490
		1,128,406
Total Common Stocks
(Cost $31,148,261)		30,097,021

INVESTMENT COMPANIES 3.9%
Exchange-Traded Funds 3.9%
Nasdaq-100 Index
Tracking Stock	16,735	611,664
SPDR Trust Series 1	5,177	610,679
Total Investment Companies
(Cost $627,225)		1,222,343
Total Securities Sold Short 98.8%
(Proceeds $32,402,860)		$31,319,364

Percentages are stated as a percent of net assets.

.
See notes to the financial statements.

The Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.    ORGANIZATIONAND SIGNIFICANT ACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Company consists of three series (the “Funds”): Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund. The investment objective of the Leuthold Core Investment Fund is to seek total return consistent with prudent investment risk over the long term. The investment objective of the Leuthold Select Industries Fund and Grizzly Short Fund is capital appreciation. The Leuthold Core Investment Fund commenced operations on November 20, 1995 and the Leuthold Select Industries Fund and Grizzly Short Fund commenced operations on June 19,2000.

The following is a summary of significant accountingpolicies consistently followed by the Funds.

a)
Investment Valuation - Common stocks and closed-end investment companies that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities sold short which are listed on an exchange but which are not traded on the valuation date are valued at the average of the current bid and asked prices. Securities sold short which are not listed on an exchange but for which market quotations are readily available are valued at the average of the current bid and asked prices.

Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets, including investments in open-end investment companies,and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

The Leuthold Core Investment Fund may enter into physical industrial metals forward contracts obligating the Fund to receive physical industrial metals at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the closing price of the physical industrial metals and the closing forward value applied to the face amount of the contract. A realized gain or loss is recorded at the time the metals received from the forward contract are sold.

The Leuthold Funds

b)
Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies”and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The tax character of distributions paid during the fiscal years ended September 30, 2004 and 2003 was as follows:

2004
	Ordinary Income	Return of Capital	Long Term Capital Gain	Total

Leuthold Core Investment Fund	—	—	$1,375,265	$1,375,265
Leuthold Select
Industries Fund	—	—	—
Grizzly Short Fund	—	—	—

	2003
	Ordinary Income	Return of Capital	Total

Leuthold Core Investment Fund	$1,218,285	—	$1,218,285
Leuthold Select Industries Fund	—	—	—
Grizzly Short Fund	2,503,486	$245,686	2,749,172

The Leuthold Funds

At September 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold	Leuthold
	Core	Select	Grizzly
	Investment	Industries	Short
	Fund	Fund	Fund
Undistributed
ordinary income	—	—	—
Undistributed
long-term
capital gain	$21,756,769	—	—
Distributable
earnings	21,756,769	—	—
Capital loss
carryover and
post-October
losses	—	(1,491,414)	(6,963,096)
Unrealized
appreciation	55,696,922	2,503,851	479,145
Accumulated
earnings (deficit)	$77,453,691	$1,012,437	$(6,483,951)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. Accounting principles generally accepted in the United States (“GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses,REIT adjustments and tax equalization.

The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2004, the Funds had the following capital loss carryforwards available for federal income tax purposes:

The Leuthold Funds

	Leuthold
	Select	Grizzly
	Industries	Short
Expiration Date	Fund	Fund
2011	$1,491,414	—
2012	—	$3,491,478

The Funds also intend to defer and treat the following post-October losses incurred during the period from November 1, 2003 to September 30, 2004 as arising in the fiscal year ending September 30,2005:

Post-October
Loss Deferred
Grizzly Short Fund	$3,471,618

c)
Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains,if any,are declared and paid at least annually.

d)
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e)
Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in theStatements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Leuthold Core Investment Fund and Grizzly Short Fund’s receivable from broker for proceeds on securities sold short is with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

f)
Other - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

g)
Expenses - Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Company, such as directors fees and expenses,insurance expense, audit fees and legal fees are allocated between the three series of the Company based on the relative net asset value of the individual series.

The Leuthold Funds

2.    INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and short sales, for the six months ended March 31, 2005 are summarized below. There were no purchases or sales of long-term U.S.Government Securities.

	Purchases	Sales
Leuthold Core Investment Fund	$284,421,868	$271,186,950
Leuthold Select Industries Fund	19,252,658	18,242,562
Grizzly Short Fund	—	—

At March 31,2005,gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

	Leuthold	Leuthold
	Core	Select	Grizzly
	Investment	Industries	Short
	Fund	Fund	Fund

Cost of Investments	$698,427,942	$20,349,182	$1,499,348
Appreciation	86,849,026	4,805,186	—
Depreciation	(8,242,309)	(432,731)	—

Net unrealized appreciation	$ 78,606,717	$ 4,372,455	—

The differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales, mark-to-market adjustments on Passive Foreign Investment Companies (PFIC’s) and return of capital distributions from real estate investment trusts (REITs).

3.     INVESTMENTADVISORYAND OTHER AGREEMENTS

The Funds have entered into Investment Advisory Agreements with Leuthold Weeden Capital Management, LLC. Pursuant to its advisory agreements with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates of 0.90%, 1.00% and 1.25%, for the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund,respectively,as applied to each Funds’daily net assets.
Management, LLC. Pursuant to its advisory agreements with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates of 0.90%, 1.00% and 1.25%, for the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund,respectively,as applied to each Funds’daily net assets.
The Investment Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	1.25%
Leuthold Select Industries Fund	1.60%[1]
Grizzly Short Fund	2.50%

1 Effective February 1, 2004 the expense limitation cap of the Leuthold Select Industries Fund was reduced from 1.95% to 1.60%.

Any waiver or reimbursement is subject to later adjustments to allow the Investment Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

Leuthold Select Industries Fund
Year of Expiration	Recoverable Amount
9/30/05	$ 7,400
9/30/06	2,419
9/30/07	14,764

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S.Bank,N.A.serves as custodian for the Funds.
For the six months ended March 31, 2005, the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $948,213, $23,727 and $89,999, respectively, for brokerage commissions.
During the year ended September 30, 2003, the Leuthold Select Industries Fund received a reimbursement from the Investment Adviser related to certain losses incurred as a result of a trading error. The amount of the loss and corresponding reimbursement was $34,914 or $0.02 per share based on shares outstanding as of September 30,2003.

4.     INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Leuthold Funds
ADDITIONAL INFORMATION

1.     SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

The Leuthold Core Investment Fund designates $1,375,265 (100%) of total distributions paid during the fiscal year ended September 30, 2004 as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

For the fiscal year ended September 30,2004,certain dividends paid by the Leuthold Core Investment Fund may be subject to a maximum tax rate of 15% (“qualified dividend income”), as provided for by Internal Revenue Code Section 1(h). The Fund intends to designate the maximum eligible amount of its distributions as qualified dividend income. The Fund has received qualified dividend income from its investments of $5,404,507. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

2.    ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name,Age	Held with	and Length of	Principal Occupation	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
John S.Chipman (78)	Director	Indefinite Term,	Professor of Economics at the University of	3	None
2121 W.49th Street		8 Years Served	Minnesota since 1981. Guest Professor at the
Minneapolis,MN 55409			University of Konstanz,Germany from 1986
to 1991 and was awarded an honorary doctorate
from such institution in 1991.

Lawrence L.Horsch (70)	Director	Indefinite Term,	Member of the Board of Directors of Boston	3	Chairman of
1404 Hilltop Ridge		8 Years Served	Scientific Corp.,a public company engaged in		the Board of
Houlton,WI 54082			developing, producing and marketing medical		Directors of
			devices from February,1995 to May 2003.Mr.		Medical/CV
			Horsch served in various capacities with SCIMED		Inc.
Life Systems,Inc.,including Acting Chief Financial
Officer from 1994 to 1995,Chairman of the Board
from 1977 to 1994,and as a director from 1977 to
1995. He has also served as Chairman of Eagle
Management & Financial Corp.,a management
consulting firm,since 1990.

Paul M.Kelnberger (61)	Director	Indefinite Term,	Consultant;Partner, Johnson,West & Co.,PLC,	3	None
8208 Galway Road		8 Years Served	from 1975 to 2002.
Woodbury,MN 55125

The Leuthold Funds

Interested Directors (and Officers)

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Trusteeships
Name,Age	Held with	and Length of	Principal Occupation	Overseen By	Held by
and Address	theTrust	Time Served	During Past FiveYears	Trustee	Trustee
Steven C.Leuthold (67)	Director,	Indefinite Term,	Chief executive officer of the managing member	3	None
100 N.Sixth Street	President	8 Years Served	of Leuthold Weeden Capital Management,LLC
Suite 412A	and Treasurer		(the “Adviser”). He has also been a Portfolio
Minneapolis,MN 55403			Manager for the predecessors to the Adviser,
Leuthold & Anderson,Inc.(since 1987) and
Leuthold,Weeden & Associates,L.P.(since 1991).

Edward C.Favreau (53)	Director and	Indefinite Term,	Manager of Marketing and Sales of the Adviser	3	None
100 N.Sixth Street	Vice President	4 Years Served	since July,1999. Prior to joining the Adviser,
Suite 412A			Mr.Favreau served as Vice President and Sales
Minneapolis,MN 55403			Manager of U.S.Bancorp Investments Inc.
(formerly First Bank Investment Services) from
June,1993 until July,1999. Prior to that time
Mr.Favreau served in various capacities for
U.S.Bank from July,1988 until June,1993.

David R.Cragg (36)	Vice President	Indefinite Term,	Manager of Compliance of the Adviser since	3	None
100 N.Sixth Street	and Secretary	4 Years Served	January,1999. Prior to joining the Adviser,
Suite 412A			Mr.Cragg served as Operations Manager of
Minneapolis,MN 55403			Piper Trust Company from November,1997 until
January,1999. Prior to that time,Mr.Cragg served
in various capacities for Piper Trust Company
from February,1993 until November,1997.

The Statement of Additional Information includes additional information about the Fund’s Directors and is available free of charge upon request by calling the Fund toll free at (800) 273-6886.

3.     INVESTMENTADVISORYAGREEMENT DISCLOSURE

On November 22, 2004, the Board of Directors of Leuthold Funds, Inc. approved the investment advisory agreement with Leuthold Weeden Capital Management, LLC. Prior to approving the agreement, the Board considered:
  the nature,extent and quality of the services to be provided by Leuthold Weeden Capital Management,LLC the investment strategies and performance history of Leuthold Weeden Capital Management,LLC the cost of the services to be provided and profits to be realized by Leuthold Weeden Capital Management, LLC from its relationship with the Funds the extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale the expense ratios of the Funds
  the manner in which portfolio transactions for the Funds would be conducted,including the use of soft dollars
In considering the nature, extent and quality of the services provided by Leuthold Weeden Capital Management, LLC, the Board considered the Adviser’s quality of investment management provided to the Funds, the Adviser’s management history and the Adviser’s ability to attract investors for the Funds. The Board concluded that the renewal of the existing investment advisory agreement was in the best interest of the Funds’shareholders.

The Board considered the presentation from the Adviser on the proposed investment strategies for the Funds and reviewed the investment performance of the Funds compared with those of the Funds’ peer groups and relevant benchmarks. The Board concluded that the performance of the Funds was satisfactory in comparison to performance of similar funds.

The Board considered the cost of services to be provided by the Adviser, including reports provided by the Funds’ administrator comparing the Funds’ investment advisory fees to those of other comparable mutual funds. The Board concluded that the investment advisory fees were within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule. The Board concluded that the proposed fee schedule was acceptable.

The Board compared the Fund’s expense ratio to those of other comparable mutual funds. After review, the Board concluded that the expense ratios of the Funds were within the range of comparable mutual funds.

The Board reviewed reports discussing the manner in which portfolio transactions for the Fund were conducted, including the use of soft dollars. Based on these reports, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management, LLC were beneficial to the Funds and that Leuthold Weeden Capital Management, LLC would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

4.     AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’website at www.leutholdfunds.com and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available through the Funds’website at www.leutholdfunds.com and on the SEC’s website at www.sec.gov.

The Leuthold Funds

InvestmentAdviser:
Leuthold Weeden Capital Management,LLC, Minnesota

Administrator, TransferAgent, Dividend Paying Agent, Shareholder Servicing Agent:
U.S.Bancorp Fund Services,LLC, Wisconsin

Custodian:
U.S.Bank,N.A.,Ohio

Counsel:
Foley & Lardner, Wisconsin

Independent Registered PublicAccounting Firm:
Ernst & Young LLP, Minnesota

Beginning with the Funds’ second and fourth quarters ended after July 9,2004,the Funds filed complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Qs are available without charge, upon request, by calling 1-800-273-6886 or by accessing the SEC’s website,at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Incorporate by reference to previous Form N-CSR filing filed December 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leuthold Funds, Inc.

By (Signature and Title) /s/ Steven C. Leuthold
Steven C. Leuthold, President

Date June 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Steven C. Leuthold
Steven C. Leuthold, President

Date June 7, 2005

By (Signature and Title)*  /s/ David R. Cragg
David R. Cragg, Treasurer

Date June 7, 2005

* Print the name and title of each signing officer under his or her signature.